DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	Scully Royalty Ltd.
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Entity File Number	001-04192
Document Annual Report	true
Entity Address, Postal Zip Code	200336
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2103 Shanghai Mart Tower, 2299 Yan An Road West
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Central Index Key	0000016859
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	14,822,251
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Title of 12(b) Security	Common Shares of US$0.001 par value each
Trading Symbol	SRL
Security Exchange Name	NYSE
Auditor Name	Smythe LLP
Auditor Firm ID	995
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Postal Zip Code	200336
Contact Personnel Name	Michael J. Smith
Entity Address, Address Line One	Room 2103 Shanghai Mart Tower
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	844
Local Phone Number	331-3343
Other Address [Member]
Document Information [Line Items]
Contact Personnel Name	H.S. Sangra
Entity Address, Address Line One	Sangra Moller LLP
Entity Address, Address Line Two	1000 Cathedral Place, 925 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA